EQUITY (Details 4) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding	234,000	234,000	50,000	0
Weighted Average Remaining Contractual life (in years)	9 years 6 months 10 days	9 years 9 months 10 days	9 years 11 months 19 days
50,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options exercisable	50,000
Weighted Average Remaining Contractual life (in years)	8 years 8 months 19 days
Weighted Average Exercise Price	$ 10.80
Number of options outstanding		50,000
Weighted Average Remaining Contractual life (in years)		8 years 11 months 19 days
Weighted Average Exercise Price		$ 10.80
Number of Shares Warrants Exercisable	25,182	21,700
Warrants Exercisable Weighted Average Exercise Price	$ 10.80	$ 10.80
2,500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options exercisable	2,500
Weighted Average Remaining Contractual life (in years)	9 years 7 months 20 days
Weighted Average Exercise Price	$ 3.12
Number of options outstanding		2,500
Weighted Average Remaining Contractual life (in years)		9 years 10 months 20 days
Weighted Average Exercise Price		$ 3.12
Number of Shares Warrants Exercisable	2,500	2,500
Warrants Exercisable Weighted Average Exercise Price	$ 3.12	$ 3.12
181,500
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options exercisable	181,500
Weighted Average Remaining Contractual life (in years)	9 years 9 months
Weighted Average Exercise Price	$ 1.99
Number of options outstanding		181,500
Weighted Average Remaining Contractual life (in years)		10 years
Weighted Average Exercise Price		$ 1.99
Number of Shares Warrants Exercisable	4,689	0
Warrants Exercisable Weighted Average Exercise Price	$ 1.99	$ 0